Other Income (Expense) Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Other Income (Expense) [Line Items]
Interest income	$ 90	$ 132	$ 69
Interest on long-term debt	(3,605)	(15,017)	(14,310)
Amortization of financing costs and loan discount	(4,127)	(5,928)	(2,108)
Bank charges and other finance costs	(222)	(222)	(163)
Interest and finance costs	(7,954)	(21,167)	(16,581)
Foreign currency exchange transaction gains (losses), net	296	(2,142)	(73)
Foreign currency contract gains (losses), net	(39)	(102)	(522)
Dividend income	225	339
Other	3	1	3
Other, net	485	(1,904)	(592)
Total other income (expense), net	$ (7,379)	$ (22,939)	$ (17,104)